Debt - Schedule of Debt Issuances (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 2,000
Loss on modification or extinguishment of debt		$ (43)	$ 0	$ 0	$ 0	$ (42)
2030 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	[1]	May 15, 2030
Debt Instrument, Interest Rate, Stated Percentage	[1]	4.50%
Debt Instrument, Face Amount	[1]	$ 2,000
Loss on modification or extinguishment of debt		$ 43

[1]	Proceeds of the 2030 Senior Notes, along with available cash, were used to redeem all of our outstanding 5.625% Senior Secured Notes due 2021 (the “2021 Senior Notes”), resulting in the recognition of debt extinguishment costs of $43 million for the nine months ended September 30, 2020 relating to the payment of early redemption fees and write off of unamortized debt premium and issuance costs.